DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (3,805)	$ (12,027)
Recognised in income	1,671	3,268
Recognised in loss on discontinued operations		4,887
Foreign Exchange movement		67
Balance at end of year	(2,134)	(3,805)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(574)	(830)
Recognised in income	924	256
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	350	(574)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(16,430)	(22,319)
Recognised in income	6,987	(214)
Recognised in loss on discontinued operations		6,036
Foreign Exchange movement		67
Balance at end of year	(9,443)	(16,430)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	897	1,015
Recognised in income	109	(118)
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	1,006	897
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	5,701	2,960
Recognised in income	(2,191)	2,741
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	3,510	5,701
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	678	471
Recognised in income	140	207
Recognised in loss on discontinued operations
Foreign Exchange movement
Balance at end of year	818	678
Tax value of loss carryforwards recognised [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	5,923	6,676
Recognised in income	(4,298)	396
Recognised in loss on discontinued operations		(1,149)
Foreign Exchange movement
Balance at end of year	$ 1,625	$ 5,923